MFS® Lifetime® Income Fund
MFS® Lifetime® Income Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return through a combination of current income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 12 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Lifetime® Income Fund	A		529A	B	529B	C	529C	I	R1	R2	R3	R4
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	4.00%	1.00%	1.00%	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Lifetime® Income Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Management Fee		none	none	none	none	none	none	none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.14%	0.14%	0.14%	0.14%	0.24%	0.24%	0.24%	0.14%	0.14%	0.14%	0.14%
Acquired (Underlying) Fund Fees and Expenses		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses		0.98%	1.73%	1.73%	0.73%	1.08%	1.83%	1.83%	1.73%	1.23%	0.98%	0.73%
Fee Reductions and/or Expense Reimbursements	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.19%)	(0.19%)	(0.19%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.84%	1.59%	1.59%	0.59%	0.89%	1.64%	1.64%	1.59%	1.09%	0.84%	0.59%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that "Other Expenses" do not exceed 0.00% of the fund's average daily net assets annually for each class of shares. This agreement will continue until at least August 31, 2016, after which Massachusetts Financial Services Company may increase such expense limitation to 0.10% of the fund's average daily net assets annually for each class of shares without a vote of the fund's Board of Trustees, subject to certain conditions. Any increase above 0.10% would require a vote of the fund's Board of Trustees. MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on August 31, 2016, unless MFS Fund Distributors, Inc., elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Lifetime® Income Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	656	856	1,073	1,695
B	562	831	1,125	1,831
C	262	531	925	2,029
I	60	219	392	893
529A	661	881	1,119	1,800
529B	567	857	1,173	1,935
529C	267	557	973	2,132
R1	162	531	925	2,029
R2	111	376	662	1,476
R3	86	298	528	1,189
R4	60	219	392	893

Expense Example No Redemption - MFS® Lifetime® Income Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	162	531	925	1,831
C	162	531	925	2,029
529B	167	557	973	1,935
529C	167	557	973	2,132

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing the majority of its assets in other MFS mutual funds, referred to as underlying funds.  The underlying funds are selected following a two-stage asset allocation process. The first stage is a strategic asset allocation to establish the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS (Massachusetts Financial Services Company, the fund’s investment adviser) believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds).  The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

The fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to the fund’s target asset allocation.

As of August 1, 2015, the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	71%
MFS Emerging Markets Debt Fund	2%
MFS Emerging Markets Debt Local Currency Fund	1%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	3%
MFS Inflation-Adjusted Bond Fund	10%
MFS Limited Maturity Fund	20%
MFS Total Return Bond Fund	20%
International Stock Funds:	5%
MFS International Growth Fund	1%
MFS International Value Fund	1%
MFS Research International Fund	3%
U.S. Stock Funds:	20%
MFS Growth Fund	4%
MFS Mid Cap Growth Fund	3%
MFS Mid Cap Value Fund	3%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	4%
MFS Value Fund	4%
Specialty Funds:	4%
MFS Absolute Return Fund	2%
MFS Commodity Strategy Fund	1%
MFS Global Real Estate Fund	1%

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk:  The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the six-month period ended June 30, 2015, was 1.01%. During the period(s) shown in the bar chart, the highest quarterly return was 9.28% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (7.78)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2014)
Average Annual Returns - MFS® Lifetime® Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	Returns Before Taxes B Shares	(1.25%)	5.04%	4.98%	Sep. 29, 2005
C	Returns Before Taxes C Shares	1.83%	5.39%	4.87%	Sep. 29, 2005
I	Returns Before Taxes I Shares	3.86%	6.44%	5.93%	Sep. 29, 2005
529A	Returns Before Taxes 529A Shares	(2.40%)	4.87%	4.94%	Sep. 29, 2005
529B	Returns Before Taxes 529B Shares	(1.22%)	5.00%	4.98%	Sep. 29, 2005
529C	Returns Before Taxes 529C Shares	1.78%	5.33%	4.83%	Sep. 29, 2005
R1	Returns Before Taxes R1 Shares	2.83%	5.39%	4.85%	Sep. 29, 2005
R2	Returns Before Taxes R2 Shares	3.35%	5.91%	5.37%	Sep. 29, 2005
R3	Returns Before Taxes R3 Shares	3.61%	6.20%	5.63%	Sep. 29, 2005
R4	Returns Before Taxes R4 Shares	3.86%	6.44%	5.90%	Sep. 29, 2005
A	Returns Before Taxes A Shares	(2.35%)	4.93%	4.94%	Sep. 29, 2005
After Taxes on Distributions | A	Returns Before Taxes A Shares	(3.28%)	3.98%	3.79%
After Taxes on Distributions and Sale of Fund Shares | A	Returns Before Taxes A Shares	(1.16%)	3.49%	3.45%
Barclays U.S. Aggregate Bond Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) Barclays U.S. Aggregate Bond Index	5.97%	4.45%	4.85%	Sep. 29, 2005
MFS Lifetime Income Fund Blended Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) MFS Lifetime Income Fund Blended Index	6.83%	6.84%	5.95%	Sep. 29, 2005

As of December 31, 2014, the MFS Lifetime Income Fund Blended Index (the “Blended Index”) consisted of the following indices and weightings: 73% Barclays U.S. Aggregate Bond Index; 20% Standard & Poor’s 500 Stock Index; 5% MSCI EAFE Index; 1% Bloomberg Commodity Index; and 1% FTSE EPRA/NAREIT Developed Real Estate Index.  The components and weightings of the Blended Index may have differed during the period, and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.